Delaware Pooled Trust

Delaware REIT Fund (the "Fund")

Supplement to the Fund's Class A, B, C and R Prospectus dated February 28, 2008

The following replaces footnote number 5 after "Management fees" in the table after "Annual fund operating expenses are deducted from the Fund's assets" in the section entitled "What are the Fund's fees and expenses?" on page 4.

5 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from March 1, 2008 through February 28, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding, in an aggregate amount, 1.23% of the Fund's average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund's Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Please keep this Supplement for future reference.

This Supplement is dated March 7, 2008.

Delaware Pooled Trust

Delaware REIT Fund (the "Fund")

Supplement to the Fund's Institutional Class Prospectus dated February 28, 2008

The following replaces footnote number 2 after "Management fees" in the table after "Annual fund operating expenses are deducted from the Fund's assets" in the section entitled "What are the Fund's fees and expenses?" on page 4.

2 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from March 1, 2008 through February 28, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding, in an aggregate amount, 1.23% of the Fund's average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund's Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Please keep this Supplement for future reference.

This Supplement is dated March 7, 2008.